Rental Expense Under Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 28, 2012	Apr. 30, 2011	May 01, 2010
Operating Leased Assets [Line Items]
Minimum rentals	$ 382,386	$ 394,199	$ 363,373
Percentage rentals	107,127	102,735	40,324
Operating Leases, Rent Expense, Net, Total	$ 489,513	$ 496,934	$ 403,697